SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /x/

     Pre-Effective Amendment No.


     Post-Effective Amendment No. 32
                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /x/


     Amendment No. 33

                        (Check appropriate box or boxes.)


        TOUCHSTONE VARIABLE SERIES TRUST FILE NOS. 811-8416 and 33-76566
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               (Exact name of Registrant as Specified in Charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
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                (Address of Principal Executive Offices) Zip Code

        Registrant's Telephone Number, including Area Code (513) 878-4066
       -------------------------------------------------------------------

              Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

With Copies to:
John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103

It is proposed that this filing will become effective
(check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 32 to Registration Statement No. 033-76566 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, Ohio on the 19th day of May, 2011.

                                             TOUCHSTONE VARIABLE SERIES TRUST

                                             By: /s/ Jill T. McGruder
                                                 ----------------------
                                                 Jill T. McGruder, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date indicated.


SIGNATURE                                  TITLE

* Phillip R. Cox                           Trustee

* H. Jerome Lerner                         Trustee

* John P. Zanotti                          Trustee

* Donald C. Siekmann                       Trustee

* Susan J. Hickenlooper                    Trustee

/s/ Jill T. McGruder                       President and Trustee
-------------------------
Jill T. McGruder

/s/ Terrie A. Wiedenheft                   Treasurer and Controller
-------------------------
Terrie A. Wiedenheft

/s/ Jay S. Fitton
-------------------------
Jay S. Fitton
*Attorney-in-Fact
May 19, 2011

EXHIBIT INDEX

EX-101.INS              XBRL Instance Document

EX-101.SCH              XBRL Taxonomy Extension Schema Document

EX-101.CAL              XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF              XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB              XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE              XBRL Taxonomy Extension Presentation Linkbase